Cover	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2022
Entity File Number	001-39457
Entity Registrant Name	ELECTRIC LAST MILE SOLUTIONS, INC.
Entity Central Index Key	0001784168
Entity Tax Identification Number	84-2308711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1055 W. Square Lake Road
Entity Address, City or Town	MI
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	(888)
Local Phone Number	825-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false